Summary of Significant Accounting Policies - Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Plant And Machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Plant And Machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Industrial Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Internally Developed Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years